UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period September 30, 2014

Item 1. Schedule of Investments.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 95.2%
Air Freight & Logistics: 1.3%
61,000	United Parcel Service, Inc. (United States)	$5,995,690

Automobiles & Components: 2.4%
105,000	Denso Corp. (Japan)	4,844,307
150,481	Johnson Controls, Inc. (United States)	6,621,164
		11,465,471
Banks: 7.1%
575,000	Banco Santander SA (Spain)	5,504,867
150,000	Bank of New York Mellon Corp. (United States)	5,809,500
447,420	New Resource Bank (United States) (a) (b) (c)	2,084,977
53,698	SVB Financial Group (United States) (a)	6,019,009
176,650	The Toronto Dominion Bank (Canada) (a)	8,717,751
200,000	Westpac Banking Corp. (Australia)	5,614,692
		33,750,796
Capital Goods: 4.5%
200,886	Atlas Copco AB - Class A (Sweden)	5,732,024
72,266	Eaton Corp. PLC (Ireland)	4,579,496
60,222	Schneider Electric SA (France)	4,620,404
55,000	Siemens AG (Germany)	6,544,598
		21,476,522
Chemicals: 1.8%
120,000	Croda International PLC (United Kingdom)	3,979,339
100,000	Johnson Matthey PLC (United Kingdom)	4,715,649
		8,694,988
Commercial Services & Supplies: 3.3%
43,000	IHS, Inc. (United States) (a)	5,383,170
112,000	Intertek Group (United Kingdom)	4,746,479
120,000	Waste Management, Inc. (United States)	5,703,600
		15,833,249
Communications Equipment: 2.6%
420,000	Ericsson (Sweden)	5,295,726
95,000	QUALCOMM, Inc. (United States)	7,103,150
		12,398,876
Computers & Peripherals: 1.9%
89,929	Apple, Inc. (United States)	9,060,347

Construction & Engineering: 1.3%
175,000	Quanta Services, Inc. (United States) (a)	6,350,750

Consumer Durables & Supplies: 4.2%
165,738	Koninklijke Philips Electronics NV (Netherlands)	5,270,464
85,000	Nike, Inc. (United States)	7,582,000
600,000	Panasonic Corp. (Japan)	7,151,025
		20,003,489

Consumer Finance: 1.1%
57,000	American Express Co. (United States)	4,989,780

Diversified Financial Services: 1.5%
37,136	IntercontinentalExchange Group, Inc. (United States)	7,243,377

Food, Beverage & Tobacco: 2.3%
95,240	Danone (France)	6,377,870
120,000	Unilever PLC (Netherlands)	4,762,243
		11,140,113
Food Manufacturing: 0.1%
65,575	New Britain Palm Oil Ltd. (United Kingdom)	390,676

Food & Staples Retailing: 1.0%
411,292	Jeronimo Martins, SGPS, SA (Portugal)	4,525,975

Health Care Equipment & Services: 0.9%
450,000	Elekta AB (Sweden)	4,423,189

Hotels, Restaurants & Leisure: 1.3%
376,470	Compass Group PLC (United Kingdom)	6,072,123

Insurance: 5.6%
43,000	Allianz SE (Germany)	6,941,609
175,646	Metlife, Inc. (United States)	9,435,703
60,000	Swiss Re AG (Switzerland)	4,774,941
56,000	The Travelers Companies, Inc. (United States) #	5,260,640
		26,412,893
Internet Software & Services: 1.6%
130,481	eBay, Inc. (United States) (a)	7,389,139

IT Services: 1.3%
30,000	Visa, Inc. (United States)	6,401,100

Materials: 5.1%
46,000	Ecolab, Inc. (United States)	5,282,180
135,000	Novozymes A/S - Class B (Denmark)	5,842,208
50,185	Praxair, Inc. (United States)	6,473,865
270,000	Svenska Cellulosa AB - Class B (Sweden)	6,415,499
		24,013,752
Media: 1.1%
320,000	Reed Elsevier PLC (United Kingdom)	5,115,815

Multiline Retail: 1.1%
847,390	Woolworths Holdings Ltd. (South Africa)	5,242,062

Personal Products: 1.2%
35,000	L'Oreal (France)	5,550,845

Pharmaceuticals & Biotechnology: 9.2%
18,000	Biogen Idec, Inc. (United States) (a)	5,954,580
58,000	Novartis AG (Switzerland)	5,461,766
302,000	Novo-Nordisk A/S - Class B (Denmark)	14,378,761

43,000	Roche Holdings AG (Switzerland)	12,698,033
55,000	Waters Corp. (United States) (a) #	5,451,600
		43,944,740
Real Estate: 2.3%
45,000	Jones Lang Lasalle, Inc. (United States)	5,685,300
21,000	Unibail-Rodamco SE-REIT (France)	5,400,339
		11,085,639
Retailing: 2.9%
141,387	The TJX Companies, Inc. (United States)	8,365,869
90,332	Tractor Supply Co. (United States)	5,556,321
		13,922,190
Semiconductors & Semiconductor Equipment: 3.7%
94,000	First Solar, Inc. (United States) (a) #	6,186,140
4,000	Samsung Electronic Co. Ltd. (South Korea)	4,480,030
351,107	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan) #	7,085,339
		17,751,509
Software & Services: 6.1%
72,000	Adobe Systems, Inc. (United States) (a)	4,981,680
70,000	Ansys, Inc. (United States) (a)	5,296,900
17,000	Google, Inc. - Class A (United States) (a)	10,002,970
5,000	Google, Inc. - Class C (United States) (a)	2,886,800
78,000	SAP SE (Germany)	5,629,261
		28,797,611
Technology Hardware & Equipment: 2.7%
240,000	Cisco Systems, Inc. (United States)	6,040,800
36,000	International Business Machines Corp. (United States)	6,833,880
		12,874,680

Telecommunication Services: 5.2%
450,000	China Mobile Ltd. (Hong Kong)	5,266,125
120,000	KDDI Corp. (Japan)	7,218,748
159,595	Verizon Communications, Inc. (United States)	7,978,154
132,120	Vodafone Group PLC - ADR (United Kingdom)	4,345,427
		24,808,454
Transportation: 4.9%
28,000	Canadian Pacific Railway Ltd. (Canada) (a)	5,811,009
87,000	East Japan Railway Co. (Japan)	6,516,539
100,000	Koninnklijke Vopak NV (Netherlands)	5,388,472
65,000	Ryder Systems, Inc. (United States) #	5,848,050
		23,564,070
Utilities: 2.6%
172,000	ITC Holdings Corp. (United States)	6,128,360
425,000	National Grid PLC (United Kingdom)	6,109,296
		12,237,656
TOTAL COMMON STOCKS
(Cost $364,104,816)		452,927,566

PREFERRED STOCKS: 1.2%
Banks: 1.2%
400,000	Banco Bradesco SA (Brazil)	5,700,000
TOTAL PREFERRED STOCKS
(Cost $5,727,740)		5,700,000

SHORT-TERM INVESTMENTS: 3.3%
Money Market Funds: 3.3%
15,943,868	First American Prime Obligations Fund - Class Z, 0.016% ^	15,943,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,943,868)		15,943,868

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.02%
Money Market Funds: 0.2%
1,001,200	First American Prime Obligations Fund - Class Z, 0.016% ^	1,001,200
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		1,001,200
(Cost $1,001,200)

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $386,777,624)		475,572,634
Other Assets in Excess of Liabilities: 0.1%		387,866
TOTAL NET ASSETS: 100.0%		$475,960,500

#	This security or a portion of this security was out on loan at September 30, 2014. As of September 30, 2014 the total market value of loaned securities was $961,547 or 0.2% of net assets.
(a)	Non-income producing security.
(b)	This security is considered illiquid. As of September 30, 2014 the total market value of illiquid securities was $2,084,977 or 0.4% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance July 1, 2014	Purchases	Sales	Share Balance September 30, 2014	Realized Gain (Loss)	Dividend Income	Value September 30, 2014	Acquisition Cost
New Resource Bank	450,000	-	2,580	447,420	$-	$-	$2,084,977	$1,968,648
Total							$2,084,977	$1,968,648

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 were as follows +

	Cost of investments	$386,866,645
	Gross unrealized appreciation	108,683,666
	Gross unrealized depreciation	(19,977,677)
	Net unrealized appreciation	$88,705,989

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Portfolio 21 Global Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014.

Common Stocks	Level 1	Level 2	Level 3	Total
Air Freight & Logistics	$5,995,690	$-	$-	$5,995,690
Automobiles & Components	6,621,164	4,844,307	-	11,465,471
Banks	20,546,260	13,204,536	-	33,750,796
Capital Goods	4,579,496	16,897,026	-	21,476,522
Chemicals	-	8,694,988	-	8,694,988
Commercial Services & Supplies	11,086,770	4,746,479	-	15,833,249
Communications Equipment	7,103,150	5,295,726	-	12,398,876
Computers & Peripherals	9,060,347	-	-	9,060,347
Construction & Engineering	6,350,750	-	-	6,350,750
Consumer Durables & Supplies	7,582,000	12,421,489	-	20,003,489
Consumer Finance	4,989,780	-	-	4,989,780
Diversified Financial Services	7,243,377	-	-	7,243,377
Food, Beverage & Tobacco	-	11,140,113	-	11,140,113
Food Manufacturing	390,676	-	-	390,676
Food & Staples Retailing	-	4,525,975	-	4,525,975
Health Care Equipment & Services	-	4,423,189	-	4,423,189
Hotels, Restaurants & Leisure	-	6,072,123	-	6,072,123
Insurance	14,696,343	11,716,550	-	26,412,893
Internet Software & Services	7,389,139	-	-	7,389,139
IT Services	6,401,100	-	-	6,401,100
Materials	11,756,045	12,257,707	-	24,013,752
Media	-	5,115,815	-	5,115,815
Multiline Retail	-	5,242,062	-	5,242,062
Personal Products	-	5,550,845	-	5,550,845
Pharmaceuticals & Biotechnology	11,406,180	32,538,560	-	43,944,740
Real Estate	5,685,300	5,400,339	-	11,085,639
Retailing	13,922,190	-	-	13,922,190
Semiconductors & Semiconductor Equipment	13,271,479	4,480,030	-	17,751,509
Software & Services	23,168,350	5,629,261	-	28,797,611
Technology Hardware & Equipment	12,874,680	-	-	12,874,680
Telecommunication Services	12,323,581	12,484,873	-	24,808,454
Transportation	11,659,059	11,905,011	-	23,564,070
Utilities	6,128,360	6,109,296	-	12,237,656
Total Common Stocks	242,231,266	210,696,300	-	452,927,566
Preferred Stocks
Banks	5,700,000	-	-	5,700,000
Total Preferred Stocks	5,700,000	-	-	5,700,000
Short-Term Investments	15,943,868	-	-	15,943,868
Investment Purchased with cash proceeds from securities lending	1,001,200	-	-	1,001,200
Total Investments in Securities	$264,876,334	$210,696,300	$-	$475,572,634

The basis for recognizing and valuing transfers between levels is as of the end of the period in which a transfer occurs. There were no transfers into or out of Level 3 at the period ended September 30, 2014.

The following is a summary of transfers between Level 1 and Level 2 at the period ended September 30, 2014:

Transfers into Level 1	$7,055,121
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$7,055,121

Transfers into Level 2	$-
Transfer out of Level 2	7,055,121
Net transfers in and/or out of Level 2	$7,055,121

The transfers were due to securities not being priced by Interactive Data's Fair Value Information Services, which provides pricing data with respect to foreign security holdings held by the Fund, at the end of the period. The securities were valued at the last reported sale price on the exchanges on which the securities are principally traded. Please refer to the Notes to Financial Statements in the Fund's most recent annual report for additional information on valuation.

Percent
of Total
Country	Net Assets
Australia	1.2%
Brazil	1.2%
Canada	3.1%
Denmark	4.3%
France	4.6%
Germany	4.0%
Hong Kong	1.1%
Ireland	1.0%
Japan	5.4%
Netherlands	3.2%
Portugal	1.0%
South Africa	1.1%
South Korea	0.9%
Spain	1.2%
Sweden	4.6%
Switzerland	4.8%
Taiwan	1.5%
United Kingdom	7.5%
United States	48.2%
Other Assets in Excess of Liabilities:	0.1%
100.00%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date November 14, 2014

By (Signature and Title)*/s/ Eric C. VanAndel
                                             Eric C. VanAndel, Treasurer

Date November 13, 2014

* Print the name and title of each signing officer under his or her signature.